Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of undiscounted future minimum payments
The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As of December 31
	2021	2021
	RMB	US$
2022	5,524	867
2023	1,396	219
2024 and after	37	6

Total undiscounted cashflows	6,957	1,092
Less: imputed interest	216	35

Present value of lease liabilities	6,741	1,057